Right of Use And Lease - Schedule of maturities of the balance of non-current lease liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	R$ 2,798,794	R$ 1,975,477
2021 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		374,746
2022 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	611,048	361,688
2023 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	600,785	358,274
2024 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	598,380	363,802
2025 onwards [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	R$ 988,581	R$ 516,967